UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/S

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Dryden Government
Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	2/28/2005

Date of reporting period:	8/31/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden Government Income Fund, Inc.

AUGUST 31, 2004	SEMIANNUAL REPORT

FUND TYPE

Government securities

OBJECTIVE

High current return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

October 15, 2004

We hope that you find the semiannual report for the Dryden Government Income Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity of having at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden Government Income Fund, Inc.

Dryden Government Income Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Government Income Fund, Inc. (the Fund) is high current return. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A shares).

Cumulative Total Returns[1] as of 8/31/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	0.29%	4.79%	38.80%	90.15%	167.64%
Class B	0.03	4.13	34.86	78.76	262.58 (258.00)
Class C	0.15	4.39	35.68	80.50	80.46
Class R	N/A	N/A	N/A	N/A	2.93
Class Z	0.52	5.17	40.53	N/A	65.92
Lehman Brothers Government Bond Index[3]	0.71	5.29	42.67	101.68	***
Lipper General U.S. Government Funds Avg.[4]	0.60	4.71	36.45	83.46	****

Average Annual Total Returns[1] as of 9/30/04
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		–2.63%	5.61%	6.36%	6.61%
Class B		–3.80	5.76	6.19	6.85 (6.78)
Class C		0.36	6.05	6.30	5.97
Class R		N/A	N/A	N/A	N/A
Class Z		2.21	6.83	N/A	6.08
Lehman Brothers Government Bond Index[3]		2.52	7.24	7.44	***
Lipper General U.S. Government Funds Avg.[4]		2.19	6.18	6.40	****

Distributions and Yields[1] as of 8/31/04
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.19	3.27%
Class B	$0.15	2.68
Class C	$0.16	2.93
Class R	$0.11	3.66
Class Z	$0.20	3.68

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class R and Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. Without waiver of fees and/or expense subsidization, the Fund’s returns would have been lower, as indicated in parentheses.

2Inception dates: Class A, 1/22/90; Class B, 4/22/85; Class C, 8/1/94; Class R, 5/17/04; and Class Z, 3/4/96.

3The Lehman Brothers Government Bond Index is an unmanaged index of securities issued or backed by the U.S. government, its agencies, and instrumentalities with between 1 and 30 years remaining to maturity. It gives a broad look at how U.S. government bonds have performed.

4The Lipper General U.S. Government Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper General U.S. Government Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. government and agency issues.

Investors cannot invest directly in an index. The returns for the Lehman Brothers Government Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Lehman Brothers Government Bond Index Closest Month-End to Inception cumulative total returns as of 8/31/04 are 197.21% for Class A, 388.14% for Class B, 101.72% for Class C, 3.31% for Class R, and 74.77% for Class Z. Lehman Brothers Government Bond Index Closest Month-End to Inception average annual total returns as of 9/30/04 are 7.72% for Class A, 8.52% for Class B, 7.17% for Class C, 10.95% for Class R, and 6.75% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 8/31/04 are 162.81% for Class A, 306.45% for Class B, 83.49% for Class C, 3.23% for Class R, and 60.62% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 9/30/04 are 6.80% for Class A, 7.48% for Class B, 6.14% for Class C, 10.16% for Class R, and 5.67% for Class Z.

Five Largest Issues* expressed as a percentage of net assets as of 8/31/04
Federal National Mortgage Association, 4.25%, 5/15/09	6.0%
Federal National Mortgage Association, 5.00%, TBA	5.5
Federal Home Loan Mortgage Corp., 4.25%, 7/15/09	5.0
U.S. Treasury Bonds, 13.25%, 5/15/14	4.7
U.S. Treasury Notes, 2.00%, 7/15/14	3.4

* Issues are subject to change.

Dryden Government Income Fund, Inc.	3

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended August 31, 2004.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The Fund may charge additional fees to holders of certain accounts that are not included

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in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Government Income Fund, Inc.		Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000	$1,003	0.98%	$4.95
	Hypothetical	$1,000	$1,020	0.98%	$4.99

Class B	Actual	$1,000	$1,000	1.73%	$8.72
	Hypothetical	$1,000	$1,016	1.73%	$8.79

Class C	Actual	$1,000	$1,002	1.48%	$7.47
	Hypothetical	$1,000	$1,018	1.48%	$7.53

Class R	Actual	$1,000	$1,000	1.23%	$6.20
	Hypothetical	$1,000	$1,019	1.23%	$6.26

Class Z	Actual	$1,000	$1,005	0.73%	$3.69
	Hypothetical	$1,000	$1,021	0.73%	$3.72

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2004, and divided by the 365 days in the Fund’s current fiscal year (to reflect the six-month period).

Dryden Government Income Fund, Inc.	5

This Page Intentionally Left Blank

Portfolio of Investments

as of August 31, 2004 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

LONG-TERM INVESTMENTS 93.4%

Municipal Bonds 0.8%
	New Jersey Economic Development Authority,
$11,851	Ser. B, Zero Coupon, 2/15/12	$8,463,392

Asset Backed Securities 1.0%
	MBNA Master Credit Card Trust,
9,800	Ser. 1999-J, Class A, 7.00%, 2/15/12	11,193,892

Commercial Mortgage Backed Securities 6.4%
	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2000-WF1, Class A1,
944	7.64%, 2/15/32	1,029,658
	First Union Lehman Brothers Commercial Trust, Ser. 1997-C1, Class A3,
14,460	7.38%, 4/18/29	15,677,649
	First Union National Bank Commercial Mortgage Trust, Ser. 2000-C1, Class A1,
4,557	7.739%, 5/17/32	5,032,843
8,029	Ser. 2000-C2, Class A1, 6.94%, 10/15/32	8,673,534
	GS Mortgage Securities Corp. II,
18,200	Ser. 2003-C1, Class A3, 4.608%, 1/10/40	18,211,517
	Keycorp,
10,000	Ser. 2000-C1, Class A2, 7.727%, 5/17/32	11,619,562
	Merrill Lynch Mortgage Investors, Inc.,
655	Ser. 1996-C1, Class A3, 7.42%, 4/25/28	669,786
	Morgan Stanley Dean Witter Capital,
8,053	Ser. 2001-TOP1, Class A2, 6.32%, 2/15/33	8,603,782
	Mortgage Capital Funding, Inc.,
646	Ser. 1998-MC2, Class A1, 6.325%, 6/18/30	650,959

	Total commercial mortgage backed securities	70,169,290

Collateralized Mortgage Obligations 6.5%
	Federal Home Loan Mortgage Corp.,
9,000	Ser. 2496, Class PM, 5.50%, 9/15/17	9,281,502
7,000	Ser. 2501, Class MC, 5.50%, 9/15/17	7,315,656

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	7

Portfolio of Investments

as of August 31, 2004 (Unaudited) Cont'd.

Principal Amount (000)		Description	Value (Note 1)

		Federal Home Loan Mortgage Corp.,
		Ser. 2513, Class HC,
$6,650		5.00%, 10/15/17	$6,629,740
5,500		Ser. 2518, Class PV, 5.50%, 6/15/19	5,624,503
		Federal National Mortgage Association,
10,000		5.50%, 4/25/17	10,534,935
7,400		Ser. 2002-57, Class ND, 5.50%, 9/25/17	7,736,038
18,000		Ser. 2002-94, Class HQ, 4.50%, 1/25/18	17,498,709
		Structured Adjustable Rate Mortgage Loan, Ser. 2004-1, Class 4A3,
5,518		4.17%, 2/25/34	5,536,222
		Washington Mutual Mortgage Securities Corp., Ser. 2002-AR4, Class A7,
1,001		5.508%, 4/26/32	1,004,029

		Total collateralized mortgage obligations	71,161,334

Mortgage Backed Securities 35.2%
		Federal Home Loan Mortgage Corp.,
11,500	(a)	6.00%, TBA	11,888,125
4,338		6.50%, 8/01/10 - 9/01/32	4,594,759
10,307		7.00%, 2/01/09 - 9/01/32	10,731,750
49	(c)	7.50%, 6/1/24	52
857		8.00%, 3/01/22 - 5/01/23	936,594
383		8.50%, 6/01/07 - 11/01/19	422,047
636		9.00%, 9/01/05 - 1/01/20	705,278
271		11.50%, 10/1/19	307,589
		Federal National Mortgage Association,
8,844		4.003%, 9/1/33	8,745,016
10,663		4.28%, 4/1/34	10,781,069
10,972		4.45%, 6/1/34	11,103,041
34,609		4.50%, 5/1/19	34,633,671
61,000	(a)	5.00%, TBA	60,504,375
7,520		5.00%, 2/1/19	7,677,751
2,112		5.50%, 10/1/18	2,190,462
3,165		5.50%, 10/1/18	3,282,218
1,777		5.50%, 11/1/18	1,842,730
3,436		7.00%, 9/1/33	3,652,880
773		7.00%, 10/1/33	822,121
8,509		7.00%, 11/1/33	9,045,980
1,175		7.00%, 11/1/33	1,249,612

See Notes to Financial Statements.

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Principal Amount (000)		Description	Value (Note 1)

		Federal National Mortgage Association,
$2,000	(a)	5.50%, TBA	$2,070,000
500	(a)	6.00%, TBA	517,813
33,554		5.00%, 7/01/18 - 3/01/34	33,843,783
906		5.50%, 8/01/15 - 2/01/17	943,084
4,755		6.00%, 11/1/14	5,007,296
8,471		6.30%, 3/1/11	9,234,901
39,792		6.50%, 6/01/08 - 10/01/32	42,055,342
34,122		7.00%, 4/01/08 - 2/01/34	36,375,203
9,550		7.50%, 12/01/06 - 10/01/26	10,087,127
2		8.00%, 10/1/24	2,352
45		8.50%, 6/01/17 - 3/01/25	48,800
359		9.00%, 4/01/25	402,847
118		9.50%, 10/01/19 - 2/01/25	132,351
		Government National Mortgage Association,
28,838		5.00%, 7/15/33 - 4/15/34	28,812,593
20,130		7.00%, 2/15/09 - 2/15/29	21,614,680
3,460		7.50%, 7/15/07 - 10/15/24	3,732,326
2,193		8.50%, 4/15/25	2,411,156
1,345		9.50%, 10/15/09 - 12/15/17	1,515,753
		Government National Mortgage Association II,
161		9.50%, 5/20/18 - 8/20/21	181,490

		Total mortgage backed securities	384,106,017

U.S. Government Agency Securities 24.2%
		Federal Home Loan Bank,
29,070	(d)	4.75%, 8/13/10	30,172,770
8,000		8.906%, 2/20/07	8,554,320
		Federal Home Loan Bank,
16,260		5.25%, 6/18/14	17,077,016
		Federal Home Loan Mortgage Corp.,
35,240		3.375%, 4/15/09	34,881,257
53,620	(d)	4.25%, 7/15/09	54,948,864
16,875	(b)	5.125%, 7/15/12	17,738,713
		Federal National Mortgage Association,
64,240	(d)	4.25%, 5/15/09	65,892,189
35,040		4.625%, 10/15/13	35,272,560

		Total U.S. government agency securities	264,537,689

Small Business Administration Agency 5.0%
		Small Business Administration,
4,519		Ser. 1995-20B, 8.15%, 2/1/15	4,920,593
10,514		Ser. 1995-20L, 6.45%, 12/1/15	11,170,975
13,675		Ser. 1996-20H, 7.25%, 8/1/16	14,810,900

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	9

Portfolio of Investments

as of August 31, 2004 (Unaudited) Cont'd.

Principal Amount (000)		Description	Value (Note 1)

		Small Business Administration,
$9,488		Ser. 1996-20K, 6.95%, 11/1/16	$10,225,758
4,051		Ser. 1997-20A, 7.15%, 1/1/17	4,390,983
8,567		Ser. 1998-20I, 6.00%, 9/1/18	9,115,070

		Total small business administration agency	54,634,279

U.S. Government Obligations 14.3%
		United States Treasury Bonds,
25,200		Zero Coupon, 11/15/27	7,401,341
10,800		5.25%, 11/15/28	11,151,421
10,800	(d)	5.375%, 2/15/31	11,498,630
9,930		5.50%, 8/15/28	10,596,780
36,000		13.25%, 5/15/14	51,526,404
		United States Treasury Notes,
18,582		1.875%, 7/15/13	18,853,404
36,211		2.00%, 7/15/14	36,956,766
7,855	(d)	4.25%, 8/15/14	7,933,550

		Total U.S. government obligations	155,918,296

		Total long-term investments (cost $996,500,521)	1,020,184,189

SHORT-TERM INVESTMENTS 27.3%

Mutual Fund

Shares (000)
297,992	(e)	Dryden Core Investment Fund - Taxable Money Market Series, (cost $297,991,835; Note 3),	297,991,835

		Total Investments 120.7% (cost $1,294,492,356; Note 5)	1,318,176,024
		Liabilities in excess of other assets (20.7%)	(225,604,295)

		Net Assets 100.0%	$1,092,571,729

(a)	The aggregate value of $74,980,313 represents a to-be-announced (“TBA”) securities purchased on a forward commitment basis.
(b)	Partial principal amount pledged as collateral for financial future contracts.
(c)	Represents actual principal amount (not rounded to nearest thousand).
(d)	Portion of securities on loan with an aggregate market value $181,989,215, cash collateral of $184,851,685 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(e)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2004 were as follows:

Mortgage Backed Securities	35.2%
Mutual Fund	27.3
U.S. Government Agency Securities	24.2
U.S. Government Obligations	14.3
Collaterized Mortgage Obligations	6.5
Commercial Mortgage Backed Securities	6.4
Small Business Administration Agency	5.0
Asset Backed Securities	1.0
Municipal Bond	0.8

120.7
Liabilities in excess of other assets	(20.7)

100.0%

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	11

Statement of Assets and Liabilities

as of August 31, 2004 (Unaudited)

Assets
Investments at value, including securities on loan of $181,989,215 (cost $1,294,492,356)	$1,318,176,024
Cash	33,261
Receivable for investments sold	40,412,177
Interest receivable	7,790,726
Receivable for Fund shares sold	1,057,642
Receivable for securities lending, net	23,044
Prepaid expenses	53,999

Total assets	$1,367,546,873

Liabilities
Payable to broker for collateral for securities on loan	$184,851,685
Payable for investments purchased	85,542,520
Payable for Fund shares reacquired	1,226,089
Due to broker—variation margin	978,208
Accrued expenses	821,193
Dividends payable	715,298
Management fee payable	462,570
Distribution fee payable	308,649
Deferred directors’ fees	68,932

Total liabilities	274,975,144

Net Assets	$1,092,571,729

Net assets were comprised of:
Common stock, at par	$1,195,369
Paid-in capital in excess of par	1,145,231,128

1,146,426,497
Accumulated net investment loss	(2,507,422)
Accumulated net realized loss on investments	(73,814,779)
Net unrealized appreciation on investments	22,467,433

Net assets August 31, 2004	$1,092,571,729

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($848,555,672 ÷ 92,847,419 shares of common stock issued and outstanding)	$9.14
Maximum sales charge (4.50% of offering price)	0.43

Maximum offering price to public	$9.57

Class B
Net asset value, offering price and redemption price per share ($137,626,603 ÷ 15,032,957 shares of common stock issued and outstanding)	$9.15

Class C
Net asset value, offering price and redemption price per share ($18,620,293 ÷ 2,033,880 shares of common stock issued and outstanding)	$9.16

Class R
Net asset value, offering price and redemption price per share ($2,511 ÷ 275 shares of common stock issued and outstanding)	$9.15

Class Z
Net asset value, offering price and redemption price per share ($87,766,650 ÷ 9,622,394 shares of common stock issued and outstanding)	$9.12

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	13

Statement of Operations

Six Months Ended August 31, 2004 (Unaudited)

Net Investment Income
Income
Interest	$25,376,706
Dividends	369,554
Income from securities loaned, net	189,823

Total income	25,936,083

Expenses
Management fee	2,816,298
Distribution fee—Class A	1,093,154
Distribution fee—Class B	740,533
Distribution fee—Class C	77,737
Distribution fee—Class R	—
Transfer agent fee’s and expenses	903,000
Custodian’s fees and expenses	188,000
Reports to shareholders	78,000
Registration fees	43,000
Legal fees and expenses	22,000
Director’s fees	15,000
Audit fee	12,000
Miscellaneous	28,141

Total expenses	6,016,863

Net investment income	19,919,220

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(6,537,235)
Financial futures contracts	(5,669,863)
Options written	906,608

(11,300,490)

Net change in unrealized appreciation on:
Investments	(5,807,300)
Financial futures contracts	(591,293)

(6,398,593)

Net loss on investments	(17,699,083)

Net Increase In Net Assets Resulting From Operations	$2,220,137

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2004	Year Ended February 29, 2004
Increase (Decrease) In Net Assets
Operations
Net investment income	$19,919,220	$49,776,851
Net realized gain (loss) on investment transactions	(11,300,490)	10,876,059
Net change in unrealized depreciation on investments	(6,398,593)	(35,759,517)

Net increase in net assets resulting from operations	2,220,137	24,893,393

Dividends from net investment income (Note 1)
Class A	(17,798,972)	(40,257,476)
Class B	(2,454,873)	(6,586,125)
Class C	(369,561)	(1,007,304)
Class R	(3)	—
Class Z	(1,803,233)	(4,263,491)

	(22,426,642)	(52,114,396)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	73,484,650	295,487,910
Net asset value of shares issued in reinvestment of dividends	16,352,764	38,094,369
Cost of shares reacquired	(152,409,591)	(529,839,461)

Net increase in net assets from Fund share transactions	(62,572,177)	(196,257,182)

Total decrease	(82,778,682)	(223,478,185)

Net Assets
Beginning of period	1,175,350,411	1,398,828,596

End of period	$1,092,571,729	$1,175,350,411

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	15

Notes to Financial Statements

(Unaudited)

Dryden Government Income Fund, Inc., (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Investment operations commenced on April 22, 1985. The Fund’s investment objective is to seek high current return. The Fund will seek to achieve this objective by investing primarily in U.S. Government Securities, including U.S. Treasury bills, notes, bonds, strips and other debt securities issued by the U.S. Treasury, and obligations, including mortgage-related securities, issued or guaranteed by U.S. Government agencies or instrumentalities.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or

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board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Certain fixed income securities for which daily market daily quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by Board of Directors. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available or for which pricing services does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.”

Dryden Government Income Fund, Inc.	17

Notes to Financial Statements

(Unaudited) Cont’d

Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on option written.

The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

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Financial future contracts and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or loss from investment on sales of portfolio securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or loss are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.

Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income

Dryden Government Income Fund, Inc.	19

Notes to Financial Statements

(Unaudited) Cont’d

and gains are reclassified amongst distributions in excess of net income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that effect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50% of the Fund’s average daily net assets up to and including $3 billion and .35% of 1% of the average daily net assets of the Fund in excess of $3 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and Class R Plans”), regardless of expenses actually incurred by PIMS. Class R became available and began investment operations on May 17, 2004. The distribution fees for Class A, Class B, Class C and Class R shares are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Fund.

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Pursuant to the Class A Plan, the Fund compensates PIMS for its distribution-related expenses with respect to Class A shares at an annual rate of up to .30 of 1% of the average daily net assets of the Class A shares. PIMS has contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

Pursuant to the Class B Plan, the Fund compensates PIMS for its distribution-related activities at an annual rate of up to 1% of the average daily net assets.

Pursuant to the Class C Plan, the Fund compensates PIMS for its distribution-related activities at an annual rate of up to 1% of the average daily net assets of the Class C shares. PIMS has contractually agreed to limit such fees to .75 of 1% of the average daily net assets of the Class C shares.

Pursuant to the Class R Plan, the Fund compensates PIMS for its distribution-related expenses with respect to Class R shares at an annual rate of up to .75 of 1% of the average daily net assets of the Class R shares. PIMS has contractually agreed to limit such fees to .50 of 1% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it received approximately $84,300 in front-end sales charges resulting from sales of Class A, during the six months ended August 31, 2004. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2004 it received approximately $293,000 and $12,300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds” ), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provides for a commitment of $800 million, through April 30, 2004, and allowed the Funds to increase the commitment to $1 billion, if necessary. Effective May 1, 2004, the commitment provided by the SCA was reduced to $500 million and the SCA was renewed under the same terms and conditions. The expiration date is October 29, 2004. Interest on any borrowings under the SCA will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source

Dryden Government Income Fund, Inc.	21

Notes to Financial Statements

(Unaudited) Cont’d

of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended August 31, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended August 31, 2004, the Fund incurred fees of approximately $678,500 for the services of PMFS. As of August 31, 2004, approximately $111,400 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $42,200 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) an affiliate of PI, were approximately $38,100 for the six months ended August 31, 2004. As of August 31, 2004, approximately $6,000 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended August 31, 2004, the Fund did not pay any brokerage commissions.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended August 31, 2004, the Fund earned income from the Series by investing its excess cash and collateral received from securities lending of approximately $369,600 and $190,000 respectively.

Note 4. Portfolio Securities

Purchases and sales of investment securities, excluding short-term investments, for the six months ended August 31, 2004, were $3,547,366,242 and $3,498,884,273 respectively.

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During the six months ended August 31, 2004, the Fund entered into financial futures contracts. Details of open financial futures contracts at August 31, 2004 are as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2004	Unrealized Appreciation (Depreciation)
	Long Positions:
550	U.S. T-Bond	Sept. 2004	$60,344,785	$61,892,188	$1,547,403
1,465	U.S. T-Bond	Dec. 2004	163,174,633	163,072,812	(101,821)
	Short Positions:
720	5 yr. U.S. T-Note	Dec. 2004	79,457,886	79,683,750	(225,864)
3,699	10 yr. U.S. T-Note	Dec. 2004	413,010,024	415,443,937	(2,433,913)

					$(1,214,195)

Transactions in options written during the six months ended August 31, 2004, were as follows:

	Number of Contracts	Premiums Received
Balance as of February 29, 2004	—	$—
Options written	2,160	850,338
Options exercised	(720)	(245,268)
Options expired	(720)	(121,518)
Options terminated in closing purchase transactions.	(720)	(483,552)

Balance as of August 31, 2004	—	$—

Note 5. Tax Information

As of February 29, 2004, the Fund had a capital loss carryforward for tax purposes of approximately $54,583,000 of which $7,671,000 expires in 2005, $3,290,000 expires in 2006, $1,537,000 expires in 2007, $20,444,000 Expires in 2008 and $21,641,000 expires in 2009. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. The capital loss carryforward differs from the amount on the Statement of Assets and Liabilities primarily due to the Fund electing to treat post-October capital losses of approximately $8,687,000 as having occurred in the current fiscal year.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,295,654,414	$26,169,174	$(3,647,564)	$22,521,610

Dryden Government Income Fund, Inc.	23

Notes to Financial Statements

(Unaudited) Cont’d

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and differences in the treatment of premium amortization for book and tax purposes.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Prior to March 15, 2004 Class A shares were sold with a front-end sales charge of up to 4.00%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the CDSC for Class C shares is 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 500,000,000 authorized shares.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended August 31, 2004:
Shares sold	4,212,131	$38,388,686
Shares issued in reinvestment of dividends	1,377,811	12,525,150
Shares reacquired	(11,187,584)	(101,880,466)

Net increase (decrease) in shares outstanding before conversion	(5,597,642)	(50,966,630)
Shares issued upon conversion from Class B	627,445	5,777,401

Net increase (decrease) in shares outstanding	(4,970,197)	$(45,189,229)

Year ended February 29, 2004:
Shares sold	19,509,647	$182,297,896
Shares issued in reinvestment of dividends	3,045,860	28,350,274
Shares reacquired	(37,237,746)	(346,549,196)

Net increase (decrease) in shares outstanding before conversion	(14,682,239)	(135,901,026)
Shares issued upon conversion from Class B	2,049,477	19,295,452

Net increase (decrease) in shares outstanding	(12,632,762)	$(116,605,574)

Class B
Six months ended August 31, 2004:
Shares sold	603,167	$5,505,599
Shares issued in reinvestment of dividends	205,013	1,866,747
Shares reacquired	(2,737,900)	(24,919,248)

Net increase (decrease) in shares outstanding before conversion	(1,929,720)	(17,546,902)
Shares reacquired upon conversion into Class A	(626,492)	(5,777,401)

Net increase (decrease) in shares outstanding	(2,556,212)	$(23,324,303)

Year ended February 29, 2004:
Shares sold	3,504,118	$32,898,524
Shares issued in reinvestment of dividends	530,949	4,952,714
Shares reacquired	(7,459,002)	(69,375,318)

Net increase (decrease) in shares outstanding before conversion	(3,423,935)	(31,524,080)
Shares reacquired upon conversion into Class A	(2,045,994)	(19,295,452)

Net increase (decrease) in shares outstanding	(5,469,929)	$(50,819,532)

Class C
Six months ended August 31, 2004:
Shares sold	139,258	$1,279,379
Shares issued in reinvestment of dividends	26,238	238,995
Shares reacquired	(662,697)	(6,045,408)

Net increase (decrease) in shares outstanding	(497,201)	$(4,527,034)

Year ended February 29, 2004:
Shares sold	1,070,574	$10,062,134
Shares issued in reinvestment of dividends	74,803	697,776
Shares reacquired	(1,774,871)	(16,561,426)

Net increase (decrease) in shares outstanding	(629,494)	$(5,801,516)

Dryden Government Income Fund, Inc.	25

Notes to Financial Statements

(Unaudited) Cont’d

Class R	Shares	Amount
May 17, 2004 through August 31, 2004 (a):
Shares sold	275	$2,500
Shares issued in reinvestment of dividends	—	1

Net increase (decrease) in shares outstanding	275	$2,501

Class Z
Six months ended August 31, 2004:
Shares sold	3,119,962	$28,308,486
Shares issued in reinvestment of dividends	189,834	1,721,871
Shares reacquired	(2,159,506)	(19,564,469)

Net increase (decrease) in shares outstanding	1,150,290	$10,465,888

Year ended February 29, 2004:
Shares sold	7,512,558	$70,229,356
Shares issued in reinvestment of dividends	440,467	4,093,605
Shares reacquired	(10,460,381)	(97,353,521)

Net increase (decrease) in shares outstanding	(2,507,356)	$(23,030,560)

(a)	Commencement of Operation.

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Additional Information

(Unaudited)

Commencing after July 31, 2004, the Fund will file a complete portfolio of holdings on the Fund’s first and third quarter-end on Form N-Q with the Securities and Exchange Commission (the “Commission”). Form N-Q will be available on the Commission’s website at http://www.sec.gov or by visiting the Commission’s Public Reference Room. For information on the Commission’s Public Reference Room visit the Commission’s website.

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	27

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended August 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.30

Income from investment operations:
Net investment income	0.19
Net realized and unrealized gain (loss) on investments transactions	(0.16)

Total from investment operations	0.03

Less Distributions:
Dividends from net investment income	(0.19)

Net asset value, end of period	$9.14

Total Investment Return(a):	0.29%
Ratios/Supplemental Data:
Net assets, end of period (000)	$848,556
Average net assets (000)	$867,394
Ratios to average net assets:
Expenses, including distribution fee and service (12b-1) fees(b)	0.98	%(c)
Expenses, excluding distribution fee and service (12b-1) fees	0.73	%(c)
Net investment income	3.93	%(c)
For Class A, B, C and Z shares:
Portfolio turnover rate	339	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Annualized.
(d)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended February 28/29,
2004	2003	2002	2001	2000

$9.47	$9.09	$8.94	$8.41	$8.98

0.38	0.46	0.46	0.54	0.55
(0.17)	0.38	0.17	0.53	(0.57)

0.21	0.84	0.63	1.07	(0.02)

(0.38)	(0.46)	(0.48)	(0.54)	(0.55)

$9.30	$9.47	$9.09	$8.94	$8.41

2.34%	9.51%	7.36%	13.10%	(0.15)%

$909,360	$1,046,220	$952,466	$845,525	$806,620
$973,773	$990,018	$954,797	$810,113	$857,586

0.98%	0.94%	0.98%	1.00%	0.94%
0.73%	0.69%	0.73%	0.75%	0.69%
3.95%	4.73%	5.43%	6.25%	6.39%

646%	479%	440%	337%	68%

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	29

Financial Highlights

(Unaudited) Cont’d.

	Class B
	Six Months Ended August 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.31

Income from investment operations:
Net investment income	0.15
Net realized and unrealized gain (loss) on investments transactions	(0.16)

Total from investment operations	(0.01)

Less Distributions:
Dividends from net investment income	(0.15)

Net asset value, end of period	$9.15

Total Investment Return(a):	0.03%
Ratios/Supplemental Data:
Net assets, end of period (000)	$137,627
Average net assets (000)	$146,899
Ratios to average net assets:
Expenses, including distribution fee and service (12b-1) fees	1.73	%(b)
Expenses, excluding distribution fee and service (12b-1) fees	0.73	%(b)
Net investment income	3.17	%(b)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Annualized

See Notes to Financial Statements.

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Class B
Year Ended February 28/29,
2004	2003	2002	2001	2000

$9.49	$9.09	$8.95	$8.41	$8.99

0.32	0.41	0.41	0.49	0.50
(0.18)	0.40	0.16	0.54	(0.58)

0.14	0.81	0.57	1.03	(0.08)

(0.32)	(0.41)	(0.43)	(0.49)	(0.50)

$9.31	$9.49	$9.09	$8.95	$8.41

1.50%	9.11%	6.62%	12.58%	(0.83)%

$163,800	$218,806	$153,685	$130,732	$193,394
$192,823	$183,620	$134,237	$146,034	$262,863

1.70%	1.52%	1.55%	1.58%	1.52%
0.73%	0.69%	0.73%	0.75%	0.69%
3.25%	4.12%	4.87%	5.68%	5.77%

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	31

Financial Highlights

(Unaudited) Cont’d.

	Class C
	Six Months Ended August 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.31

Income from investment operations:
Net investment income	0.16
Net realized and unrealized gain (loss) on investments transactions	(0.15)

Total from investment operations	0.01

Less Distributions:
Dividends from net investment income	(0.16)

Net asset value, end of period	$9.16

Total Investment Return(a):	0.15%
Ratios/Supplemental Data:
Net assets, end of period (000)	$18,620
Average net assets (000)	$20,561
Ratios to average net assets:
Expenses, including distribution fee and service (12b-1) fees(b)	1.48	%(c)
Expenses, excluding distribution fee and service (12b-1) fees	0.73	%(c)
Net investment income	3.42	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(c)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class C
Year Ended February 28/29,
2004	2003	2002	2001	2000

$9.49	$9.09	$8.95	$8.41	$8.99

0.34	0.41	0.42	0.50	0.51
(0.18)	0.40	0.16	0.54	(0.58)

0.16	0.81	0.58	1.04	(0.07)

(0.34)	(0.41)	(0.44)	(0.50)	(0.51)

$9.31	$9.49	$9.09	$8.95	$8.41

1.72%	9.20%	6.71%	12.67%	(0.76)%

$23,572	$29,986	$18,405	$9,711	$8,508
$27,704	$25,168	$13,454	$7,904	$9,014

1.48%	1.44%	1.48%	1.50%	1.44%
0.73%	0.69%	0.73%	0.75%	0.69%
3.47%	4.17%	4.97%	5.75%	5.90%

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	33

Financial Highlights

(Unaudited) Cont’d.

	Class R
	May 17, 2004(a) Through August 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.95

Income from investment operations:
Net investment income	0.11
Net realized and unrealized loss on investment transactions	0.20

Total from investment operations	0.31

Less Distributions:
Dividends from net investment income	(0.11)

Net asset value, end of period	$9.15

Total Return(b):	2.93%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,511	(d)
Average net assets (000)	$146	(d)
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.23	%(e)
Expenses, excluding distribution and service (12b-1) fees	.73	%(e)
Net investment income	4.08	%(e)

(a)	Commencement of operations.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	The distributor of the fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(d)	Figure is actual and not rounded to the nearest thousand.
(e)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) Cont’d.

	Class Z
	Six Months Ended August 31, 2004
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.28

Income from investment operations:
Net investment income	0.20
Net realized and unrealized gain (loss) on investments transactions	(0.16)

Total from investment operations	0.04

Less Distributions:
Dividends from net investment income	(0.20)

Net asset value, end of period	$9.12

Total Investment Return(a):	0.52%
Ratios/Supplemental Data:
Net assets, end of period (000)	$87,767
Average net assets (000)	$82,482
Ratios to average net assets:
Expenses, including distribution fee and service (12b-1) fees	0.73	%(b)
Expenses, excluding distribution fee and service (12b-1) fees	0.73	%(b)
Net investment income	4.20	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Z
Year Ended February 28/29,
2004	2003	2002	2001	2000

$9.46	$9.07	$8.93	$8.40	$8.97

0.41	0.48	0.49	0.56	0.57
(0.18)	0.39	0.16	0.53	(0.57)

0.23	0.87	0.65	1.09	—

(0.41)	(0.48)	(0.51)	(0.56)	(0.57)

$9.28	$9.46	$9.07	$8.93	$8.40

2.48%	9.79%	7.61%	13.39%	0.09%

$78,619	$103,816	$78,642	$103,523	$93,390
$97,237	$86,453	$94,143	$94,635	$97,811

0.73%	0.69%	0.73%	0.75%	0.69%
0.73%	0.69%	0.73%	0.75%	0.69%
4.22%	4.95%	5.71%	6.50%	6.64%

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •
Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Government Income Fund, Inc.
Share Class	A	B	C	Z	R
NASDAQ	PGVAX	PBGPX	PRICX	PGVZX	PGVAX
CUSIP	26243M103	26243M202	26243M301	26243M400	26243M509

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the
Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of August 31, 2004, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Government Income Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Dryden Government Income Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Government Income Fund, Inc.
Share Class	A	B	C	Z	R
NASDAQ	PGVAX	PBGPX	PRICX	PGVZX	PGVAX
CUSIP	26243M103	26243M202	26243M301	26243M400	26243M509

MF128E2    IFS-A097671    Ed. 10/2004

Item 2 – Code of Ethics – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders:

On September 1, 2004, the Board of Directors adopted the following nominations and communications policy:

Nominating and Governance Committee. The Nominating and Governance Committee of the Board of Directors is responsible for nominating directors and making recommendations to the Board concerning Board composition, committee structure and governance, director education, and governance practices. The Board has determined that each member of the Nominating and Governance Committee is not an “interested person” as defined in the 1940 Act.

The Nominating and Governance Committee Charter is available on the Fund’s website at www.jennisondryden.com.

Selection of Director Nominees. The Nominating and Governance Committee is responsible for considering nominees for directors at such times as it considers electing new members to the Board. The Nominating and Governance Committee may consider recommendations by business and personal contacts of current Board members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Nominating and Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Nominating and Governance Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Nominating and Governance Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Nominating and Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Robin Smith) or the Chair of the Nominating and Governance Committee (Richard Redeker), in either case at

Dryden Government Income Fund, Inc., P.O. Box 13964, Philadelphia, PA 19176. At a minimum, the recommendation should include:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Nominating and Governance Committee in evaluating the recommendation.

Shareholders should note that a person who owns securities issued by Prudential Financial, Inc. (the parent company of the Fund’s investment adviser) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential Financial, Inc. or its subsidiaries, with registered broker-dealers, or with the Fund’s outside legal counsel may cause a person to be deemed an “interested person.”

Before the Nominating and Governance Committee decides to nominate an individual to the Board, Committee members and other Board members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.

Shareholder Communications with Directors

Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Government Income Fund, Inc., P.O. Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that director at Dryden Government Income Fund, Inc., P.O. Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual directors are not screened before being delivered to the addressee.

Item 10 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Government Income Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date October 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date October 26, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 26, 2004

*	Print the name and title of each signing officer under his or her signature.